Significant Accounting Policies (Tables)	9 Months Ended
Sep. 30, 2013
Customers that Each Represented More Than 10% of Total Accounts Receivable

The Company had the following customers that each represented more than 10% of total accounts receivable:

	Years Ended December 31,			Nine Months Ended September 30,
	2011	2012		2012	2013
				(Unaudited)
Customer A	15%	*	%	12%	13%
Customer B	10	*		*	10

	25%	*	%	12%	23%

*	Accounts receivable balance for an individual customer was less than 10% of total accounts receivable.

Company's Available-for-Sale Securities by Level Within the Fair Value Hierarchy

The Company’s available-for-sale securities by level within the fair value hierarchy were as follows:

As of September 30, 2013 (unaudited)	Fair value measurement using:
	Quoted prices in active markets for identical assets (Level 1)	Other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
	(In thousands)
Cash equivalents:
Money market fund	$18,734	$—	$—	$18,734
Short-term investments:
U.S. government-related debt securities	—	1,583	—	1,583
Corporate debt securities	—	31,339	—	31,339

Total	$18,734	$32,922	$—	$51,656

As of December 31, 2012	Fair value measurement using:
	Quoted prices in active markets for identical assets (Level 1)	Other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
	(In thousands)
Cash equivalents:
Money market fund	$20,510	$—	$—	$20,510

Preferred stock warrant liability	$—	$—	$3,532	$3,532

Reconcilation of Changes In Company's Warranty Reserve and Related Costs

The following information reconciles changes in the Company’s warranty reserve and related costs:

(In thousands)
Warranty reserve, December 31, 2009	$87
Cost of warranty claims	(173)
Warranty accrual	149

Warranty reserve, December 31, 2010	63
Cost of warranty claims	(518)
Warranty accrual	622

Warranty reserve, December 31, 2011	167
Cost of warranty claims	(244)
Warranty accrual	325

Warranty reserve, December 31, 2012	248
Cost of warranty claims (unaudited)	(130)
Warranty accrual (unaudited)	173

Warranty reserve, September 30, 2013 (unaudited)	$291

Short-term investments
Company's Available-for-Sale Securities by Level Within the Fair Value Hierarchy

Short-term investments consisted of available-for-sale securities as follows:

Type of security as of September 30, 2013 (unaudited)	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
	(In thousands)
U.S. government-related debt securities	$1,581	$2	$—	$1,583
Corporate debt securities	31,336	11	(8)	31,339

Total available-for-sale securities	$32,917	$13	$(8)	$32,922